Business Segment and Disaggregation of Revenue - Schedule of Revenues by Geographic Area Based on the Countries in Which the Customer is Located (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues by geographic area	$ 14,709,239	$ 10,478,550	$ 8,570,070
Singapore [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues by geographic area	10,107,584	5,228,044	3,407,171
Israel [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues by geographic area	1,179,716	1,316,832	869,824
Malaysia [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues by geographic area	1,338,876	1,126,294	1,130,439
Vietnam [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues by geographic area	509,391	675,186	534,472
Republic of Marshall Islands [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues by geographic area	320,038	428,251	376,457
Thailand [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues by geographic area	112,354	295,814	625,178
Indonesia [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues by geographic area	307,191	398,979	816,023
United Kingdom [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues by geographic area	302,898
Republic of China [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues by geographic area	61,715	239,124	56,500
Republic of China [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenues by geographic area	$ 469,476	$ 770,026	$ 754,006